Intangible assets and goodwill - Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 14,928,984	$ 12,118,352
Ending balance	10,731,917	14,928,984
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,034,864	20,832,662
Acquisitions (note 4)		4,766,536
Additions	1,828,983	2,364,733
Foreign exchange	(989,352)	70,933
Ending balance	28,874,495	28,034,864
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,612,098	11,775,697
Acquisitions (note 4)		3,785,815
Foreign exchange	(308,448)	50,586
Ending balance	15,303,650	15,612,098
Cost | Acquired technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	470,000	470,000
Ending balance	470,000	470,000
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,389,443	1,520,899
Acquisitions (note 4)		856,141
Foreign exchange	(10,154)	12,403
Ending balance	2,379,289	2,389,443
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,232
Additions		15,232
Ending balance	15,232	15,232
Cost | Non-compete
Disclosure of detailed information about intangible assets [line items]
Beginning balance	176,140	51,031
Acquisitions (note 4)		124,580
Foreign exchange	(57,195)	529
Ending balance	118,945	176,140
Cost | Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,371,951	7,015,035
Additions	1,828,983	2,349,501
Foreign exchange	(613,556)	7,415
Ending balance	10,587,378	9,371,951
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(13,105,880)	(8,714,310)
Additions	5,508,954	4,384,502
Foreign exchange	(472,256)	7,068
Ending balance	(18,142,578)	(13,105,880)
Accumulated depreciation | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,361,535)	(4,099,565)
Additions	2,722,780	2,260,372
Foreign exchange	(25,830)	1,598
Ending balance	(9,058,485)	(6,361,535)
Accumulated depreciation | Acquired technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(290,499)	(196,499)
Additions	179,501	94,000
Ending balance	(470,000)	(290,499)
Accumulated depreciation | Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(349,495)	(133,921)
Additions	1,601,285	215,574
Foreign exchange	(5,619)
Ending balance	(1,945,161)	(349,495)
Accumulated depreciation | Non-compete
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(56,743)	(19,638)
Additions	69,687	37,105
Ending balance	(126,431)	(56,743)
Accumulated depreciation | Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,047,608)	(4,264,687)
Additions	935,701	1,777,451
Foreign exchange	(440,807)	5,470
Ending balance	$ (6,542,501)	$ (6,047,608)